13 Financial assets and financial liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Loans and financing	R$ 60,357	R$ 77,829
Lease liabilities	284,515	212,360
Accounts payable to selling shareholders	300,237	177,730
Total	645,866	255,559
Current	757
Financial Liabilities At amortized Cost [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables	17,628	8,104
Loans and financing	60,357	77,829
Lease liabilities	284,515
Accounts payable to selling shareholders	300,237	177,730
Advances from customers	36,860	13,737
Total	699,597	277,400
Current	262,671	137,509
Non-current	436,926	139,891
Derivatives Not Designated As Hedging Instruments [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cross-currency interest rate swaps	757
Total	757
Current	757
Non-current